September 2, 1997


	VIA ELECTRONIC FILING

	Securities and Exchange Commission
	450 Fifth Street, N.W.
	Judiciary Plaza
	Washington, D.C.  20549

	Attention:    Division of Investment Management

	      Re:     Merrill Lynch Adjustable Rate
		      Securities Fund, Inc.
		      Post-Effective Amendment No. 8 to
		      the Registration Statement on Form N-1A
		      (Securities Act File No. 33-40332
		      Investment Company Act No. 811-6304)

	Ladies and Gentlemen:

	     Pursuant to Rule 497(j) under the Securities
	Act of 1933, as amended (the "1933 Act"),
	Merrill Lynch Adjustable Rate Securities Fund, Inc.
	(the "Fund") hereby certifies that:

	     (1)     the form of Prospectus and Statement
	     of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Fund's Registration Statement on Form N-1A; and

	     (2)     the text of Post-Effective Amendment
	     No. 8 to the Fund's Registration Statement on
	     Form N-1A was filed electronically with the Securities and Exchange Commission on
	     August 29, 1997.

					Very truly yours,

					Merrill Lynch Adjustable
					Rate Securities Fund, Inc.

				  By:  /s/ Arthur Zeikel
					President